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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                                  HARTFORD LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT VL/STAG Variable Life
                                            P.O. Box 2999
                                        Hartford, CT 06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



    Single Class

 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-53692
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________
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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VARIABLE LIFE ONE
SECURITIES ACT FILE NUMBER: 33-53692

                                             AMOUNT         AMOUNT        NET SOLD/       OFFERING PRICE  AMOUNT OF
                                              SOLD         REDEEMED      (REDEEMED)         02/12/1996    FILING FEE
H/L STAG Fidelity VIP Asset Manager Fund         56,660         23,786         32,874          1.159462          13.14
H/L STAG Fidelity VIP Equity Income Fund        631,839         36,442        595,397          1.274959         261.76
H/L STAG Fidelity VIP Overseas Fund              83,036         12,012         71,024          1.097034          26.87
H/L STAG HVA Money Market Fund               42,960,178     41,192,703      1,767,475          1.124950         685.63
H/L STAG Hartford Advisers Fund               1,691,559        499,502      1,192,057          1.404838         577.46
H/L STAG Hartford Bond Fund                   1,611,845        540,570      1,071,275          1.201398         443.80
H/L STAG Hartford Capital Appreciation        3,943,443        768,129      3,175,314          1.520507       1,664.86
H/L STAG Hartford Dividend & Growth Fund         67,818         18,441         49,377          1.306610          22.25
H/L STAG Hartford Index Fund                  1,059,374        207,778        851,596          1.543667         453.30
H/L STAG Hartford International Opportun      2,012,819        754,456      1,258,363          1.362936         591.40
H/L STAG Hartford Mortgage Securities           119,673         24,292         95,381          1.191984          39.20
H/L STAG Hartford Stock Fund                  4,291,702      1,108,683      3,183,019          1.537799       1,687.88
H/L STAG Putnam Diversified Income Fund           1,837            556          1,281         11.278626           4.98
H/L STAG Putnam Global Asset Allocation         316,242        117,334        198,908         13.611367         933.59
H/L STAG Putnam Global Growth Fund              254,012         84,586        169,426         14.055230         821.15
H/L STAG Putnam Gov't High Qual Bond            121,930         31,627         90,303         12.254484         381.59
H/L STAG Putnam Growth & Income Fund            315,403         90,251        225,152         15.460416       1,200.33
H/L STAG Putnam High Yield Bond Fund             64,755         12,193         52,562         13.252240         240.19
H/L STAG Putnam Money Market Fund               421,895        302,990        118,905          1.124577          46.11
H/L STAG Putnam New Opportunities Fund           71,659          5,936         65,723         14.186727         321.52
H/L STAG Putnam Utilities Growth & Inc.          62,518         49,185         13,333         13.369728          61.47
H/L STAG Putnam Voyager Fund                    557,456        155,547        401,909         17.026243       2,359.66
                                                                                                             ---------
                                                                                                             12,838.14
                                                                                                             ---------
                                                                                                             ---------

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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VARIABLE LIFE ONE
SECURITIES ACT FILE NUMBER: 33-53692

                                             ITEM 9,10   ITEM 12 (iii)  ITEM 12 (iii)      ITEM 12 (vi)  ITEM 12 (vii)
                                             $ Amount      $ Amount       $ Amount          MULTIPLIER        FEE
                                              Sold         Redeemed     Redeemed-Used                         DUE
H/L STAG Fidelity VIP Asset Manager Fund        65,695        27,579         27,579           1/290          13.14
H/L STAG Fidelity VIP Equity Income Fund       805,569        46,462         46,462          1/2900         261.76
H/L STAG Fidelity VIP Overseas Fund             91,093        13,178         13,178          1/2900          26.87
H/L STAG HVA Money Market Fund              48,328,052    46,339,731     46,339,731          1/2900         685.63
H/L STAG Hartford Advisers Fund              2,376,366       701,719        701,719          1/2900         577.46
H/L STAG Hartford Bond Fund                  1,936,467       649,440        649,440          1/2900         443.80
H/L STAG Hartford Capital Appreciation       5,996,033     1,167,946      1,167,946          1/2900       1,664.86
H/L STAG Hartford Dividend & Growth Fund        88,612        24,095         24,095          1/2900          22.25
H/L STAG Hartford Index Fund                 1,635,321       320,740        320,740          1/2900         453.30
H/L STAG Hartford International Opportun     2,743,343     1,028,275      1,028,275          1/2900         591.40
H/L STAG Hartford Mortgage Securities          142,648        28,956         28,956          1/2900          39.20
H/L STAG Hartford Stock Fund                 6,599,775     1,704,932      1,704,932          1/2900       1,687.88
H/L STAG Putnam Diversified Income Fund         20,719         6,271          6,271          1/2900           4.98
H/L STAG Putnam Global Asset Allocation      4,304,486     1,597,076      1,597,076          1/2900         933.59
H/L STAG Putnam Global Growth Fund           3,570,197     1,188,876      1,188,876          1/2900         821.15
H/L STAG Putnam Gov't High Qual Bond         1,494,189       387,573        387,573          1/2900         381.59
H/L STAG Putnam Growth & Income Fund         4,876,262     1,395,318      1,395,318          1/2900       1,200.33
H/L STAG Putnam High Yield Bond Fund           858,149       161,585        161,585          1/2900         240.19
H/L STAG Putnam Money Market Fund              474,453       340,736        340,735         1/29007          46.11
H/L STAG Putnam New Opportunities Fund       1,016,607        84,212         84,212          1/2900         321.52
H/L STAG Putnam Utilities Growth & Inc.        835,849       657,590        657,590          1/2900          61.47
H/L STAG Putnam Voyager Fund                 9,491,381     2,648,381      2,648,381          1/2900       2,359.66
                                                                                                             ---------
                                            97,751,267    60,520,669     60,520,669                      12,838.14
                                                                                                             ---------
                                                                                                             ---------